SIT MUTUAL FUNDS INC | Sit Global Dividend Growth Fund
SUMMARY INFORMATION SIT GLOBAL DIVIDEND GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income that exceeds the dividend yield of a composite index (comprised of 60% S&P 500 Index and 40% MSCI EAFE Index) and that grows over a period of years.
Secondarily the Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SIT MUTUAL FUNDS INC Sit Global Dividend Growth Fund	Sit Global Dividend Growth Fund - Class I	Sit Global Dividend Growth Fund - Class S
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SIT MUTUAL FUNDS INC Sit Global Dividend Growth Fund		Sit Global Dividend Growth Fund - Class I	Sit Global Dividend Growth Fund - Class S
Management Fees		1.25%	1.25%
Distribution (12b-1) fees		none	0.25%
Acquired Fund Fees and Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses	[1]	1.55%	1.80%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example SIT MUTUAL FUNDS INC Sit Global Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	159	493	850	1,856
Sit Global Dividend Growth Fund - Class S	185	571	983	2,130

PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.15% (both classes) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks issued by U.S. and foreign companies. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, U.S. Treasury securities, closed-end investment companies, and master limited partnerships.

The Fund's diversified portfolio is designed to have lower volatility than that of the MSCI World Index, but with a higher yield and greater prospects for dividend growth.

The Adviser invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company's earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium-sized companies (companies with market capitalization in excess of $2 billion).

The Adviser considers several factors in its evaluation of a company's potential for above average long-term earnings, revenue, and dividend growth, including:
  a record of paying dividends,
  strong prospects for growing dividend payments indicated in part by growing earnings and cash flow, unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don't pay dividends, the Fund's diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the MSCI World Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund diversifies its investments among a number of different countries throughout the world, but not fewer than three countries. Under normal market conditions, the Fund will invest significantly (at least 30% of its net assets) in companies outside the U.S.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in the company's fundamentals, anticipated earnings, anticipated dividend payments and financial position.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  Dividend Paying Company Risk: The Fund's income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund's ability to generate income.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  International Investing Risk: International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund's investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Mid Cap Stock Risk: Stocks of mid cap stocks may be subject to more abrupt or erratic market movement than stocks of larger, more established companies.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800-332-5580.

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares; after-tax returns for Class S shares will vary.
Annual Total Returns for calendar years ended December 31 (Class I)

The Fund's year-to-date return as of 9/30/13 (not annualized) was 13.92% Best Quarter: 16.30% (2Q09); Worst Quarter: -16.65% (3Q11)
Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns SIT MUTUAL FUNDS INC Sit Global Dividend Growth Fund		1 Year	Life of Fund	Inception Date
Sit Global Dividend Growth Fund - Class I		13.61%	9.27%	Sep. 30, 2008
Sit Global Dividend Growth Fund - Class I Return after taxes on distributions		13.18%	8.90%
Sit Global Dividend Growth Fund - Class I Return after taxes on distributions and sale of Fund shares		9.38%	7.99%
Sit Global Dividend Growth Fund - Class S		13.35%	9.00%	Sep. 30, 2008
MSCI World Index (reflects no deduction for fees, expenses or taxes)	[1]	15.83%	5.25%
Composite Index (reflects no deduction for fees, expenses or taxes)	[1]	16.64%	5.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	7.22%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		17.32%	3.79%
[1]	The index used to compare the Fund's performance was changed to the MSCI World Index from a composite index (comprised of 60% S&P 500® Index and 40% MSCI EAFE Index) because the Fund's investment adviser believes that the MSCI World Index is a more appropriate and more widely available broad-based securities market index. It will be used to compare the Fund's performance going forward.